Commitments And Contingencies (Purchase Commitments) (Details) (Manufacturing And Service Agreement As Part Of Asset Acquisition [Member], USD $)	6 Months Ended
Jun. 30, 2013
Manufacturing And Service Agreement As Part Of Asset Acquisition [Member]
Long-term Purchase Commitment [Line Items]
Minimum margin to be paid	$ 25,000,000.0
Purchase commitment related to NCR acquisition	$ 19,000,000